Research and Development and Energy Efficiency (Details 1) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Beginning balance	R$ 614,758	R$ 627,097
Additions	161,039	154,138
Performance agreement	4,420	2,552
Interest rate (Note 34)	27,001	34,644
Transfers	10,441
Payments	(96,092)	(117,187)
Concluded projects (Note 12 - a)	(159,203)	(86,486)
Reclassification	(8,690)
Ending balance	553,674	614,758
F N D C T [Member]
IfrsStatementLineItems [Line Items]
Beginning balance	6,588	7,584
Additions	40,011	39,044
Performance agreement
Interest rate (Note 34)
Transfers	5,802
Payments	(46,620)	(40,040)
Concluded projects (Note 12 - a)
Reclassification
Ending balance	5,781	6,588
M M E [Member]
IfrsStatementLineItems [Line Items]
Beginning balance	3,314	3,790
Additions	20,004	19,535
Performance agreement
Interest rate (Note 34)
Transfers	2,900
Payments	(23,327)	(20,011)
Concluded projects (Note 12 - a)
Reclassification
Ending balance	2,891	3,314
R And D [Member]
IfrsStatementLineItems [Line Items]
Beginning balance	260,243	286,029
Additions	40,019	39,070
Performance agreement
Interest rate (Note 34)	5,930	6,197
Transfers	1,739
Payments	(9,695)	(8,061)
Concluded projects (Note 12 - a)	(87,675)	(62,992)
Reclassification	(8,690)
Ending balance	201,871	260,243
Procel [Member]
IfrsStatementLineItems [Line Items]
Beginning balance	11,960	19,883
Additions	12,200	11,298
Performance agreement
Interest rate (Note 34)	(547)	3,799
Transfers		(3,685)
Payments		(19,335)
Concluded projects (Note 12 - a)
Reclassification
Ending balance	23,613	11,960
Energy Efficiency Program [Member]
IfrsStatementLineItems [Line Items]
Beginning balance	332,653	309,811
Additions	48,805	45,191
Performance agreement	4,420	2,552
Interest rate (Note 34)	21,618	24,648
Transfers		3,685
Payments	(16,450)	(29,740)
Concluded projects (Note 12 - a)	(71,528)	(23,494)
Reclassification
Ending balance	R$ 319,518	R$ 332,653